Provision for Risks - Schedule of Provision Activity (Details) - Provision Activity [Member] - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Provision Activity [Line Items]
Beginning balance	R$ 26,632	R$ 30,820
Reversal of provision	(5,492)	(6,872)
Provision recorded during the period	493	2,684
Ending balance	R$ 21,633	R$ 26,632